UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10387
Investment Company Act File Number
Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	200,000	$13,628,000
General Dynamics Corp.	380,000	23,275,000
United Technologies Corp.	485,000	34,483,500

		$71,386,500

Beverages — 1.1%
PepsiCo, Inc.	325,000	$21,095,750

		$21,095,750

Biotechnology — 1.3%
Amgen, Inc.(1)	460,000	$25,083,800

		$25,083,800

Capital Markets — 2.5%
Goldman Sachs Group, Inc.	240,000	$36,196,800
Northern Trust Corp.	230,000	10,807,700

		$47,004,500

Chemicals — 0.8%
Air Products and Chemicals, Inc.	200,000	$14,516,000

		$14,516,000

Commercial Banks — 8.1%
Fifth Third Bancorp	1,200,000	$15,252,000
KeyCorp(2)	1,900,000	16,074,000
PNC Financial Services Group, Inc.	700,000	41,573,000
U.S. Bancorp	1,175,000	28,082,500
Wells Fargo & Co.	1,768,000	49,026,640

		$150,008,140

Commercial Services & Supplies — 1.0%
Waste Management, Inc.(2)	567,000	$19,249,650

		$19,249,650

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	475,000	$10,958,250
Telefonaktiebolaget LM Ericsson, Class B	1,130,000	12,468,602

		$23,426,852

Computers & Peripherals — 3.4%
Hewlett-Packard Co.	800,000	$36,832,000
International Business Machines Corp.	210,000	26,964,000

		$63,796,000

Consumer Finance — 1.4%
American Express Co.	600,000	$26,784,000

		$26,784,000

Diversified Financial Services — 4.8%
Bank of America Corp.	3,000,000	$42,120,000
JPMorgan Chase & Co.	1,150,000	46,322,000

		$88,442,000

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	755,700	$19,602,858
Verizon Communications, Inc.	318,300	9,249,798

		$28,852,656

Security	Shares	Value
Electric Utilities — 2.5%
American Electric Power Co., Inc.	250,000	$8,995,000
Entergy Corp.	175,000	13,564,250
Exelon Corp.	300,000	12,549,000
FPL Group, Inc.	200,000	10,460,000

		$45,568,250

Food & Staples Retailing — 3.2%
CVS Caremark Corp.	600,000	$18,414,000
Wal-Mart Stores, Inc.	800,000	40,952,000

		$59,366,000

Food Products — 2.8%
Kellogg Co.	280,000	$14,014,000
Nestle SA	750,000	37,070,211

		$51,084,211

Health Care Equipment & Supplies — 0.9%
Covidien PLC	450,000	$16,794,000

		$16,794,000

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	350,000	$10,657,500

		$10,657,500

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	371,000	$12,866,280
McDonald’s Corp.	655,000	45,673,150

		$58,539,430

Household Products — 1.0%
Kimberly-Clark Corp.	285,000	$18,274,200

		$18,274,200

Industrial Conglomerates — 2.5%
General Electric Co.	1,925,000	$31,031,000
Tyco International, Ltd.	390,000	14,929,200

		$45,960,200

Insurance — 5.5%
Lincoln National Corp.	530,000	$13,801,200
MetLife, Inc.(2)	850,000	35,751,000
Prudential Financial, Inc.(2)	710,000	40,675,900
Travelers Companies, Inc. (The)	220,000	11,099,000

		$101,327,100

IT Services — 1.5%
Accenture PLC, Class A	240,000	$9,513,600
MasterCard, Inc., Class A	85,000	17,853,400

		$27,367,000

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	250,000	$11,215,000

		$11,215,000

Machinery — 1.7%
Caterpillar, Inc.	220,000	$15,345,000
PACCAR, Inc.(2)	350,000	16,037,000

		$31,382,000

Media — 1.4%
Time Warner Cable, Inc.	228,000	$13,034,760
Walt Disney Co. (The)	398,000	13,408,620

		$26,443,380

Security	Shares	Value
Metals & Mining — 3.3%
BHP Billiton, Ltd. ADR(2)	329,000	$23,763,670
Freeport-McMoRan Copper & Gold, Inc.	325,000	23,250,500
United States Steel Corp.(2)	330,000	14,628,900

		$61,643,070

Multi-Utilities — 3.0%
Dominion Resources, Inc.(2)	300,000	$12,597,000
PG&E Corp.(2)	300,000	13,320,000
Public Service Enterprise Group, Inc.	450,000	14,805,000
Sempra Energy	300,000	14,925,000

		$55,647,000

Multiline Retail — 1.0%
Target Corp.	370,000	$18,988,400

		$18,988,400

Oil, Gas & Consumable Fuels — 12.2%
Apache Corp.(2)	450,000	$43,011,000
Chevron Corp.	300,000	22,863,000
ConocoPhillips	800,000	44,176,000
Exxon Mobil Corp.	400,000	23,872,000
Hess Corp.	355,900	19,072,681
Occidental Petroleum Corp.	560,000	43,640,800
Peabody Energy Corp.	635,000	28,670,250

		$225,305,731

Pharmaceuticals — 8.2%
Abbott Laboratories	700,000	$34,356,000
Johnson & Johnson	715,000	41,534,350
Merck & Co., Inc.	1,100,000	37,906,000
Pfizer, Inc.	2,500,000	37,500,000

		$151,296,350

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.(2)	225,000	$23,645,250
Boston Properties, Inc.(2)	150,000	12,285,000
Vornado Realty Trust	205,000	16,969,900

		$52,900,150

Road & Rail — 1.5%
Union Pacific Corp.	369,000	$27,553,230

		$27,553,230

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	845,000	$17,407,000

		$17,407,000

Software — 1.6%
Microsoft Corp.	794,000	$20,493,140
Oracle Corp.	400,000	9,456,000

		$29,949,140

Specialty Retail — 2.8%
Best Buy Co., Inc.	535,000	$18,543,100
Staples, Inc.	600,000	12,198,000
TJX Companies, Inc. (The)	502,000	20,843,040

		$51,584,140

Security	Shares	Value
Wireless Telecommunication Services — 1.6%
Rogers Communications, Inc., Class B(2)	570,000	$19,790,400
Vodafone Group PLC ADR	425,000	9,979,000

		$29,769,400

Total Common Stocks (identified cost $1,408,790,187)		$1,805,667,730

Short-Term Investments — 9.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.24%(3)(4)	$125,973	$125,973,022
Eaton Vance Cash Reserves Fund, LLC, 0.25%(4)	54,502	54,501,738

Total Short-Term Investments (identified cost $180,474,760)		$180,474,760

Total Investments — 107.3% (identified cost $1,589,264,947)		$1,986,142,490

Other Assets, Less Liabilities — (7.3)%		$(134,668,288)

Net Assets — 100.0%		$1,851,474,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at July 31, 2010.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2010, the Portfolio loaned securities having a market value of $125,248,196 and received $125,973,022 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 were $84,616, $31,009 and $0, respectively.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,593,173,541

Gross unrealized appreciation	$404,846,670
Gross unrealized depreciation	(11,877,721)

Net unrealized appreciation	$392,968,949

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$155,555,350	$—		$—	$155,555,350
Consumer Staples	112,749,950	37,070,211		—	149,820,161
Energy	225,305,731	—		—	225,305,731
Financials	466,465,890	—		—	466,465,890
Health Care	215,046,650	—		—	215,046,650
Industrials	195,531,580	—		—	195,531,580
Information Technology	149,477,390	12,468,602		—	161,945,992
Materials	76,159,070	—		—	76,159,070
Telecommunication Services	58,622,056	—		—	58,622,056
Utilities	101,215,250	—		—	101,215,250

Total Common Stocks	$1,756,128,917	$49,538,813	*	$—	$1,805,667,730

Short-Term Investments	$—	$180,474,760		$—	$180,474,760

Total Investments	$1,756,128,917	$230,013,573		$—	$1,986,142,490

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Value Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010